Insurance Contracts - Summary of Discount Curves (Details)	Dec. 31, 2023	Dec. 31, 2022
1 year | Canada
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.51%	5.36%
1 year | U.S.
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.84%	6.06%
1 year | Asia
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.89%	5.88%
5 years | Canada
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.67%	5.00%
5 years | U.S.
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.12%	5.83%
5 years | Asia
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.06%	5.61%
10 years | Canada
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.59%	5.02%
10 years | U.S.
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.04%	5.47%
10 years | Asia
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.37%	6.35%
30 years | Canada
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.46%	4.80%
30 years | U.S.
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.05%	5.33%
30 years | Asia
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.48%	5.38%
Ultimate | Canada
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.95%	4.65%
Ultimate | U.S.
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.95%	4.65%
Ultimate | Asia
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.95%	4.65%